MERRILL LYNCH
GLOBAL
CONVERTIBLE
FUND, INC.








FUND LOGO








Quarterly Report

January 31, 1997





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

























Merrill Lynch
Global Convertible
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper

MERRILL LYNCH GLOBAL CONVERTIBLE FUND, INC.


Officers and
Directors


Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Harry E. Dewdney, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863



TO OUR SHAREHOLDERS


For most world equity markets, 1997 began with a continuation of the gains that were realized in 1996. For example, the Dow Jones Industrial Average rose 5.66% during January. Most European equity markets came close to, if not exceeding, that gain. Specifically, two Asian market indexes that ran counter to this trend during January were the Nikkei 225 Index in Japan, which was down 5.33%, and the Hang Seng Stock Index in Hong Kong, which fell 0.96%.

Bond markets generally continued their lackluster performance of 1996 as investor concern over the future direction of interest rates remained. The Federal Reserve Board took no action at the Federal Open Market Committee meeting on February 4 and 5, 1997, but there is the possibility of a tightening of interest rates sometime in the near future.

While the US gross domestic product growth rose at a rather firm 4.7% rate in the fourth quarter of 1996, it appears that sharp gain was affected by increased exports and consumer spending, which do not appear to be sustainable into 1997. We look for growth to fall to the 2%--2.5% range for the first half of 1997. Inflation still appears to be under control but the economic figures will certainly be watched closely by the Federal Reserve Board in the coming months.

An important occurrence witnessed by the financial market during 1996 and thus far into 1997 was the strength of the US dollar against most major world currencies. The sharp advances versus the Japanese yen and the Deutschemark caused a number of major US corporations to be concerned about the effects on future profits and competitiveness. Overall, however, we believe that it is not a major problem at this time. However, if the US dollar strength continues, or intensifies, there could be repercussions, in our opinion.

In Europe, the firm equity markets and general decline in interest rates were encouraging. European central banks appear ready to help keep the economic recoveries underway by maintaining softer monetary policies. While the environment should benefit convertible bonds, the strong US dollar could cut total returns on a country-by-country basis.

In Asia, equity market declines occurred in countries such as Taiwan, Korea, Thailand and Hong Kong. However, the major declines were in Japan, where concerns about the problems in the financial area, as well as the apparent lack of forceful government action, led investors to be extremely wary about committing assets. We expect that Japanese monetary policy should remain rather easy for some time and may work to stimulate the economy by allowing the yen to weaken. While there could be an economic expansion this year, it is altogether possible that a more sustainable, stronger advance will come in 1998. In any event, it still is feasible that Japanese equity markets could have a decent rally in coming months.

Overall, the climate for global convertible securities in the past three months was rather favorable. The two impediments were the weak Japanese market and strong US dollar. It is our opinion that the coming months will continue to provide a positive environment for the Fund, and that the US dollar will ease somewhat from its current highs.

In Conclusion
We thank you for your ongoing interest in Merrill Lynch Global
Convertible Fund, Inc., and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Harry E. Dewdney)
Harry E. Dewdney
Vice President and
Portfolio Manager



March 3, 1997



As of December 31, 1996, N. John Hewitt retired as Senior Vice
President of the Fund. His colleagues at Merrill Lynch Asset
Management, L.P. join the Fund's Board of Directors in wishing Mr. Hewitt well in his retirement.



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


PERFORMANCE DATA (continued)

Performance
Summary--
Class A Shares
                                    Net Asset Value        Capital Gains
Period Covered                    Beginning      Ending     Distributed    Dividends Paid*      % Change**
11/4/88--12/31/88                 $ 9.97        $ 9.76        $0.173           $0.101            + 0.68%
1989                                9.76          9.50         0.431            0.483            + 6.83
1990                                9.50          8.20         0.047            0.497            - 8.07
1991                                8.20          9.06         0.151            0.382            +17.22
1992                                9.06          9.67         0.123            0.267            +11.12
1993                                9.67         10.68         0.081            0.327            +14.74
1994                               10.68         10.29         0.029            0.304            - 0.54
1995                               10.29         10.27          --              1.280            +12.54
1996                               10.27         10.54         0.190            0.388            + 8.40
1/1/97--1/31/97                    10.54         10.62          --               --              + 0.76
                                                              ------           ------
                                                        Total $1.225     Total $4.029

                                                          Cumulative total return as of 1/31/97: +80.64%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include any sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                                    Net Asset Value        Capital Gains
Period Covered                    Beginning      Ending     Distributed    Dividends Paid*      % Change**
2/26/88--12/31/88                 $10.00        $ 9.77        $0.173           $0.313            + 2.63%
1989                                9.77          9.51         0.431            0.376            + 5.68
1990                                9.51          8.25         0.047            0.373            - 8.94
1991                                8.25          9.12         0.151            0.284            +15.99
1992                                9.12          9.74         0.123            0.166            + 9.99
1993                                9.74         10.74         0.081            0.228            +13.48
1994                               10.74         10.35         0.029            0.205            - 1.45
1995                               10.35         10.35          --              1.146            +11.30
1996                               10.35         10.63         0.190            0.272            + 7.26
1/1/97--1/31/97                    10.63         10.70          --               --              + 0.66
                                                              ------           ------
                                                        Total $1.225     Total $3.363

                                                          Cumulative total return as of 1/31/97: +69.34%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

Performance
Summary--
Class C Shares
                                    Net Asset Value        Capital Gains
Period Covered                    Beginning      Ending     Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.74        $10.33        $0.029           $0.162            - 2.03%
1995                               10.33         10.34          --              1.146            +11.43
1996                               10.34         10.60         0.190            0.277            + 7.12
1/1/97--1/31/97                    10.60         10.68          --               --              + 0.75
                                                              ------           ------
                                                        Total $0.219     Total $1.585

                                                          Cumulative total return as of 1/31/97: +17.82%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class D Shares
                                    Net Asset Value        Capital Gains
Period Covered                    Beginning      Ending     Distributed    Dividends Paid*      % Change**
10/21/94--12/31/94                $10.69        $10.30        $0.029           $0.170            - 1.78%
1995                               10.30         10.29          --              1.252            +12.34
1996                               10.29         10.55         0.190            0.365            + 8.04
1/1/97--1/31/97                    10.55         10.63          --               --              + 0.76
                                                              ------           ------
                                                        Total $0.219     Total $1.787

                                                          Cumulative total return as of 1/31/97: +20.13%**

 *Figures may include short-term capital gains distributions.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                        +8.40%         +2.71%
Five Years Ended 12/31/96                  +9.12          +7.95
Inception (11/4/88) through 12/31/96       +7.42          +6.71

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 12/31/96                        +7.26%         +3.26%
Five Years Ended 12/31/96                  +7.99          +7.99
Inception (2/26/88) through 12/31/96       +6.06          +6.06

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return       % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/96                        +7.12%         +6.12%
Inception (10/21/94) through 12/31/96      +7.39          +7.39

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                        +8.04%         +2.37%
Inception (10/21/94) through 12/31/96      +8.34          +5.71

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                                   12 Month    3 Month
                                                                   1/31/97   10/31/96    1/31/96   % Change    % Change
ML Global Convertible Fund, Inc. Class A Shares*                    $10.62     $10.54     $10.50   + 2.99%(1)  + 2.60%(1)
ML Global Convertible Fund, Inc. Class B Shares*                     10.70      10.61      10.57   + 3.07(1)   + 2.68(1)
ML Global Convertible Fund, Inc. Class C Shares*                     10.68      10.59      10.55   + 3.07(1)   + 2.68(1)
ML Global Convertible Fund, Inc. Class D Shares*                     10.63      10.55      10.51   + 2.99(1)   + 2.60(1)
Dow Jones Industrial Average**                                    6,813.09   6,029.38   5,395.30   +26.28      +13.00
S&P 500 Index**                                                     786.16     705.27     636.02   +23.61      +11.47
Japan Nikkei Dow Jones 225**                                     18,330.01  20,466.86  20,812.74   -11.93      -10.44
London Financial Times Index**                                    4,275.80   3,979.10   3,759.30   +13.74      + 7.46
ML Global Convertible Fund, Inc. Class A Shares--Total Return*                                     + 6.83(2)   + 4.41(3)
ML Global Convertible Fund, Inc. Class B Shares--Total Return*                                     + 5.72(4)   + 4.19(5)
ML Global Convertible Fund, Inc. Class C Shares--Total Return*                                     + 5.78(6)   + 4.19(7)
ML Global Convertible Fund, Inc. Class D Shares--Total Return*                                     + 6.59(8)   + 4.34(9)
Dow Jones Industrial Average**--Total Return                                                       +29.15      +13.60
S&P 500 Index**--Total Return                                                                      +26.35      +12.03

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 **An unmanaged broad-based Index comprised of common stocks.
(1)Percent change includes reinvestment of $0.190 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.388 per share ordinary income dividends and $0.190 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.186 per share ordinary income dividends and $0.190 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.272 per share ordinary income dividends and $0.190 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.156 per share ordinary income dividends and $0.190 per share capital gains distributions.
(6)Percent change includes reinvestment of $0.277 per share ordinary income dividends and $0.190 per share capital gains distributions.
(7)Percent change includes reinvestment of $0.156 per share ordinary income dividends and $0.190 per share capital gains distributions.
(8)Percent change includes reinvestment of $0.365 per share ordinary income dividends and $0.190 per share capital gains distributions.
(9)Percent change includes reinvestment of $0.179 per share ordinary income dividends and $0.190 per share capital gains distributions.

SCHEDULE OF INVESTMENTS                                                                                      (in US dollars)
LATIN                                 Shares                                                                        Percent of
AMERICA      Industries                Held                    Common Stocks                Cost            Value   Net Assets
Mexico       Utilities--              20,000  Telefonos de Mexico, S.A. de C.V.
             Communications                   (TELMEX)(ADR)(a)                         $    756,200     $    752,500    1.22%

                                              Total Investments in Latin American
                                              Securities                                    756,200          752,500    1.22


NORTH
AMERICA


United       Food/Beverage/           20,531  ConAgra Inc.                                  653,326        1,036,816    1.69
States       Tobacco & Household

             Metals & Mining          10,000  WHX Corp.                                     179,350           86,250    0.14

             Retail Stores            20,000  Home Depot, Inc.                              944,247          990,000    1.61

                                              Total Investments in United States
                                              Common Stocks                               1,776,923        2,113,066    3.44


                                              Convertible Preferred Stocks


Canada       Oil & Gas Producers      25,000  Occidental Petroleum Corp., Pfd.,
                                              Series A                                    1,371,600        1,678,125    2.73

                                              Total Investments in Canadian
                                              Convertible Preferred Stocks                1,371,600        1,678,125    2.73


United       Data Processing          20,000  UNISYS Corp., $3.75 Pfd., Series A          1,233,875          742,500    1.21
States

             Insurance                25,000  American General Corp., Pfd.                1,306,729        1,365,625    2.22
                                      25,000  St. Paul Companies, Inc., Pfd.              1,307,892        1,437,500    2.34
                                                                                       ------------     ------------  -------
                                                                                          2,614,621        2,803,125    4.56

             Metals & Mining          50,000  USX Corp., $3.25 Pfd.                       2,413,750        2,281,250    3.71
                                      35,500  WHX Corp., Pfd.                             1,630,980        1,415,563    2.30
                                      20,000  WHX Corp., Pfd., Series B                   1,000,150          802,500    1.31
                                                                                       ------------     ------------  -------
                                                                                          5,044,880        4,499,313    7.32
             Real Estate              50,000  Merry Land & Investment Company,
             Investment Trust                 Inc., Pfd.                                  1,261,637        1,393,750    2.27

                                              Total Investments in United States
                                              Convertible Preferred Stocks               10,155,013        9,438,688   15.36


SCHEDULE OF INVESTMENTS (continued)                                                                        (in US dollars)
NORTH AMERICA                         Face                                                                        Percent of
(concluded)  Industries              Amount                  Common Stocks                Cost            Value   Net Assets
United       Automobile       US$  2,000,000  The Pep Boys--Manny, Moe & Jack,
States       Parts                            4% due 9/01/1999                         $  1,931,875     $  2,040,000    3.32%
(concluded)

             Building &            1,300,000  Masco Corp., 5.25% due 2/15/2012            1,135,500        1,300,000    2.12
             Construction

             Chemicals             1,700,000  Ashland Oil Inc., 6.75% due
                                              7/01/2014                                   1,734,500        1,742,500    2.83

             Computer Services       500,000  Cray Research, Inc., 6.125% due
                                              2/01/2011                                     510,000          390,625    0.64

             Industrial            2,000,000  Rouse Co., 5.75% due 7/23/2002              1,699,000        2,190,000    3.56

             Insurance             1,500,000  Aegon N.V., 4.75% due 11/01/2004            1,847,500        3,291,000    5.35

             Machine               1,500,000  Cooper Industries, Inc., 7.05% due
             Diversified                      1/01/2015                                   1,538,750        1,605,000    2.61

             Metals & Mining       1,000,000  USX Corp., 7% due 6/15/2017                   913,500        1,005,000    1.64

             Natural Gas           2,500,000  Consolidated Natural Gas Co., 7.25%
                                              due 12/15/2015                              2,567,750        2,725,000    4.43

             Oil & Related         2,500,000  Pennzoil Co., 4.75% due 10/01/2003          2,643,000        2,875,000    4.68

             Pharmaceuticals       1,800,000  Alza Corp., 5% due 5/01/2006                1,765,500        1,813,500    2.95

             Retail Stores         3,200,000  Home Depot, Inc., 3.25% due 10/01/2001      3,284,375        3,104,000    5.05

             Transportation        1,200,000  Alaska Air Group, Inc., 6.50% due
                                              6/15/2005                                   1,247,250        1,362,000    2.22

                                              Total Investments in United States
                                              Convertible Bonds                          22,818,500      25,443,625    41.40


                                              Total Investments in North American
                                              Securities                                 36,122,036      38,673,504    62.93

PACIFIC                               Shares
BASIN                                  Held              Common Stocks


Hong Kong    Utilities--Electric      70,000  Shandong Huaneng Power Company Ltd.
                                              (ADR) (a)                                     704,200          761,250    1.24

                                              Total Investments in Hong Kong
                                              Common Stocks                                 704,200          761,250    1.24


Japan        Financial Services       10,000  Daiwa Securities Co., Ltd.                    109,055           77,640    0.13
                                      10,000  Nikko Securities Co., Ltd.                     91,790           62,376    0.10
                                      10,000  Yamaichi Securities Co., Ltd.                  94,005           36,386    0.06
                                                                                       ------------     ------------  -------
                                                                                            294,850          176,402    0.29

             Machinery                20,000  Shimadzu Corp.                                156,900           97,360    0.16

             Trading                  50,000  Marubeni Corp.                                241,883          198,020    0.32

                                              Total Investments in Japanese
                                              Common Stocks                                 693,633          471,782    0.77

                                      Face
                                     Amount               Convertible Bonds


Hong Kong    Food & Beverage US$   2,000,000  Dairy Farms International Holdings
                                              Ltd., 6.50% due 5/10/2049                   1,977,000        1,490,000    2.42

                                              Total Investments in Hong Kong
                                              Convertible Bonds                           1,977,000        1,490,000    2.42


Japan        Auto & Truck    YEN  50,000,000  No. 2 Toyota Motor Corp., 1.20% due
                                              1/28/1998                                     572,731          672,442    1.09

             Chemicals           100,000,000  No. 6 Sumitomo Bakelite Co., Ltd.,
                                              1.20% due 9/29/2006                         1,042,946          949,670    1.55

             Electronics          40,000,000  No. 2 Kokusai Electric Co., 1.30%
                                              due 9/30/2002                                 452,059          358,086    0.58
                                  50,000,000  No. 5 Matsushita Electric Industrial
                                              Co., 1.30% due 3/29/2002                      513,387          482,673    0.79
                                  37,000,000  No. 6 Sanyo Electric Co., Ltd., 1.70%
                                              due 11/29/2002                                391,721          297,343    0.48
                                  50,000,000  No. 11 Sharp Corp., 1.50% due
                                              9/30/1998                                     551,096         463,696     0.75
                                  50,000,000  No. 2 Tokyo Electron Ltd., 0.90% due
                                              9/30/2003                                     572,581          523,515    0.85
                                                                                       ------------     ------------  -------
                                                                                          2,480,844        2,125,313    3.45

             Food & Beverage     100,000,000  No. 9 Asahi Breweries, Ltd., 0.95%
                                              due 12/26/2002                              1,114,675          817,657    1.33
                                  50,000,000  No. 1 Sanyo Coca-Cola Bottling,
                                              Inc., 0.90% due 6/30/2003                     522,384          400,165    0.65
                                  50,000,000  No. 3 Sapporo Breweries, Ltd.,
                                              1.20% due 12/18/2009                          525,379          393,564    0.64
                                                                                       ------------     ------------  -------
                                                                                          2,162,438        1,611,386    2.62

             Industrial           70,000,000  No. 3 Sony Corp., 1.40% due
                                              9/30/2003                                     832,971          866,337    1.41
                                  50,000,000  No. 5 Sony Corp., 0.15% due
                                              3/30/2001                                     498,392          519,389    0.85
                                                                                       ------------     ------------  -------
                                                                                          1,331,363        1,385,726    2.26

             Leisure              50,000,000  No. 5 Canon Co., 1% due 12/20/2002            639,008          721,947    1.17

             Machinery           100,000,000  No. 8 Matsushita Electric Works,
                                              Ltd., 2.70% due 5/31/2002                   1,228,409          962,046    1.57
                                  25,000,000  No. 8 NEC Corp., 1.70% due 3/31/1999          315,788          300,949    0.49
                                  30,000,000  No. 2 Nippondenso Co., Ltd., 1.20%
                                              due 12/26/1997                                337,449          334,158    0.54
                                                                                       ------------     ------------  -------
                                                                                          1,881,646        1,597,153    2.60

             Retail Stores        50,000,000  No. 1 Taiyo Company Ltd., 2.50% due
                                              2/28/2002                                     594,601          410,479    0.67

             Transportation       50,000,000  No. 6 Keihan Electric Railway Co.,
                                              Ltd., 1% due 3/31/2003                        539,009          371,287    0.60
                                  50,000,000  No. 1 Nankai Electric Railway Co.,
                                              Ltd., 2.70% due 3/30/2001                     593,306          424,918    0.69
                                  50,000,000  No. 6 Yamato Transport Co., Ltd.,
                                              1.70% due 9/30/2002                           539,151          441,419    0.72
                                                                                       ------------     ------------  -------
                                                                                          1,671,466        1,237,624    2.01

                                              Total Investments in Japanese
                                              Convertible Bonds                          12,377,043       10,711,740   17.42

                                              Total Investments in Pacific Basin
                                              Securities                                 15,751,876       13,434,772   21.85


WESTERN
EUROPE                                                   Common Stocks


United       Business                 71,944  Cordiant PLC (Ordinary)                       170,504          118,749    0.19
Kingdom      Services
                                              Total Investments in United
                                              Kingdom Common Stocks                         170,504          118,749    0.19


SCHEDULE OF INVESTMENTS (concluded)                                                                          (in US dollars)
WESTERN EUROPE                        Face                                                                           Percent of
(concluded)  Industries              Amount              Convertible Bonds                  Cost             Value   Net Assets
France       Leisure         Ffr   4,200,000  Euro Disney SCA, 6.75% due 10/01/2001    $    686,298     $    840,868    1.37%

             Pharmaceuticals           7,000  Sanofi S.A., 4% due 1/01/2000 (Units)         498,434          755,696    1.23

                                              Total Investments in French
                                              Convertible Bonds                           1,184,732        1,596,564    2.60


Italy        Foreign         US$   1,500,000  Republic of Italy, 5% due 6/28/2001         1,526,250        1,496,250    2.44
             Government
             Obligations

                                              Total Investments in Italian
                                              Convertible Bonds                           1,526,250        1,496,250    2.44

United       Food &        Pound     500,000  Allied-Lyons PLC, 6.75% due 7/07/2008         858,247          751,172    1.22
Kingdom      Beverage   Sterling
                             US$   1,500,000  Grand Metropolitan PLC, 6.50% due
                                              1/31/2000                                   1,612,500        1,725,000    2.81
                           Pound     550,000  Northern Foods PLC, 6.75% due 8/08/2008       867,775          802,051    1.30
                        Sterling
                                              Total Investments in United Kingdom
                                              Convertible Bonds                           3,338,522        3,278,223    5.33


                                              Total Investments in Western
                                              European Securities                         6,220,008        6,489,786   10.56


                                                    Short-Term Securities


United       Commercial*      US$    669,000  General Electric Capital Corp.,
States       Paper                            5.58% due 2/03/1997                           668,793          668,793    1.09

                                              Total Investments in Short-Term
                                              Securities                                    668,793          668,793    1.09

             Total Investments                                                         $ 59,518,913       60,019,355   97.65
                                                                                       ============
             Other Assets Less Liabilities                                                                 1,443,637    2.35
                                                                                                        ------------  -------
             Net Assets                                                                                 $ 61,462,992  100.00%
                                                                                                        ============  =======
             Net Asset       Class A--Based on net assets of $15,186,762 and
             Value:                   1,429,874 shares outstanding                                      $      10.62
                                                                                                        ============
                             Class B--Based on net assets of $34,456,734 and
                                      3,219,892 shares outstanding                                      $      10.70
                                                                                                        ============
                             Class C--Based on net assets of $3,756,266 and
                                      351,796 shares outstanding                                        $      10.68
                                                                                                        ============
                             Class D--Based on net assets of $8,063,230 and
                                      758,351 shares outstanding                                        $      10.63
                                                                                                        ============

          (a)American Depositary Receipts (ADR).
            *Commercial Paper is traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.



